Related Party Balances and Transactions - Schedule of Key Management Personnel Compensation (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Key Management Personnel Compensation [Abstract]
Salaries	RM 1,407,150	$ 314,834	RM 200,000
Contribution to social security contribution plan	29,959	6,703	9,886
Total	RM 1,437,109	$ 321,537	RM 209,886